Intangible Assets (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses of intangible assets	$ 1,100,000	$ 2,300,000	$ 2,900,000